Document and Entity Information	3 Months Ended
Nov. 30, 2012
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Feb. 01, 2013
Entity Registrant Name	ORAMED PHARMACEUTICALS INC.
Entity Central Index Key	0001176309
Entity Filer Category	Smaller Reporting Company